UBIDAC significant transactions (Details) € in Billions	Jun. 28, 2021 EUR (€) item	Mar. 31, 2021 EUR (€) item
Allied Irish Banks, p.l.c
Post balance sheet events
Sale of financial assets	€ 4.2
Undrawn exposure	€ 2.8
Approximate number of employees to transfer | item	280
Estimated balance	€ 4.0
Permanent TSB Group Holdings p.l.c.
Post balance sheet events
Number of branch locations | item		25
Gross performing loans		€ 7.6